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<FILENAME>vantis 13F 1Q 2003.txt
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                            UNITED STATES
	            SECURITIES AND EXCHANGE COMMISSION
	                 WASHINGTON, D.C.  20549

	                      FORM 13F

	                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003
						-----------------

Check here if Amendment [  ]; Amendment Number:
						------------------------
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Vantis Capital Management LLC
		-----------------------------------------------------
Address: 	725 S. Figueroa Street, Suite 900
		-----------------------------------------------------
		Los Angeles, CA  90017
		-----------------------------------------------------


13F File Number:  28-10036
		     --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Erick Penarrieta
	-------------------------------------------------
Title:	Controller
	-------------------------------------------------
Phone:	(213) 817-2209
	-------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Erick Penarrieta    		Los Angeles, CA     	6/9/2003
-----------------------			----------------	-----------
	[Signature]			[City, State]		   [Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number		Name

	28-
	   --------------	-----------------------
	[Repeat as necessary.]

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	                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0
					------------------

Form 13F Information Table Entry Total:	15
					------------------

Form 13F Information Table Value Total:	61,896
					------------------
						(thousands)


List of Other Included Managers:	NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.		13F File Number		Name

			28-
	-----		   --------------	-------------------

	[Repeat as necessary.]

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




  COLUMN 1        	           COLUMN 2    COLUMN 3  COLUMN 4  COLUMN 5     COLUMN 6
-----------------------------------------------------------------------------------------
	                                          	  VALUE   SHRS OR      INVESTMENT
NAME OF ISSUER          	TITLE OF CLASS   CUSIP   (x$1000) PRN AMT      DISCRETION
-----------------------------------------------------------------------------------------

ANHEUSER BUSCH COS IN                COM     035229103    3,677     69,785       69,785

BERKLEY W R CORP COM                 COM     084423102    7,022    146,660      146,660

BROCADE COMMUNICATION                COM     111621108      185     37,900       37,900

CITIGROUP INC 			     COM     172967101    5,686    130,703      130,703

COACH INC			     COM     189754104    6,708    126,860	126,860

ELECTRONIC ARTS	                     COM     285512109    3,114     53,100       53,100

FOX ENTERTAINMENT-C		     COM     35138T107    3,904    135,475	135,475

GAP INC.			     COM     364760108    1,853    102,795	102,795

JOHNSON & JOHNSON		     COM     478160104    6,014    115,615	115,615

MICROSOFT CORP			     COM     594918104    3,738    155,160	155,160

PFIZER INC                           COM     717081103    5,325    162,600      162,600

POLO RALPH LAUREN CORP               COM     731572103    3,538    132,650      132,650

PROCTOR & GAMBLE		     COM     742718109    5,834     63,845	 63,845

REGAL ENTERTAINMENT GROUP - A	     COM     758766109    3,571    165,530	165,530

VODAFONE GROUP PLC		     ADR     92857W100    1,727     94,800	 94,800




Column Totals						 61,896

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  COLUMN 1        	                COLUMN 7         	   COLUMN 8
-----------------------------------------------------------------------------------------------
	                                 OTHER        	        VOTING AUTHORITY
NAME OF ISSUER          	  	MANAGERS 	     SOLE    SHARED    NONE
-----------------------------------------------------------------------------------------------


ANHEUSER BUSCH COS IN                			       69,785

BERKLEY W R CORP COM                 			      146,660

BROCADE COMMUNICATION                			       37,900

CITIGROUP INC 			     			      130,703

COACH INC			     			      126,860

ELECTRONIC ARTS	                     			       53,100

FOX ENTERTAINMENT-C		     			      135,475

GAP INC.			     			      102,795

JOHNSON & JOHNSON		     			      115,615

MICROSOFT CORP			     			      155,160

PFIZER INC                           			      162,600

POLO RALPH LAUREN CORP               			      132,650

PROCTOR & GAMBLE		     			       63,845

REGAL ENTERTAINMENT GROUP - A	     			      165,530

VODAFONE GROUP PLC		     			       94,800



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